Equity - Summary of Unrealized Gain (Loss) on Financial Assets at FVTOCI (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Financial assets at fair value through other comprehensive income [line items]
Balance at January 1	$ 1,770,775
Ending balance	1,741,134	$ 62,006	$ 1,770,775
Unrealized gain (loss) on financial assets at fair value through other comprehensive income [member]
Financial assets at fair value through other comprehensive income [line items]
Balance at January 1	(203,098)	(7,233)	(1,015,107)
Debt instruments	(2,136)	(76)	(2,052)
Equity instruments	(405,020)	(14,424)	(283,472)
Share from associates and joint venture accounted for using the equity method	2,655,570	94,572	1,501,689
Share from the disposal of associates and joint venture accounted for using the equity method	1,094	39
Equity instruments	16,383	583
Share from associates and joint venture accounted for using the equity method	(34,891)	(1,242)	(404,156)
Ending balance	$ 2,027,902	$ 72,219	$ (203,098)